Finance income and finance expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance income (cost) [text block] [Abstract]
Derivative financial instruments	SFr 2,248,257	SFr 663,725	SFr 1,350,071
Revaluation loss	1,965
Net foreign currency exchange gains	SFr 71,525	7,744	264,029
Interest expenses include interest paid		SFr 3,745	SFr 435,993